Commitments and Contingencies	12 Months Ended
Apr. 30, 2026
Commitments and Contingencies [Abstract]
Commitments and contingencies

Note 17 – Commitments and contingencies

Lease commitments

The Company and its subsidiaries are parties to operating lease arrangements for office and data-center space. The related lease liabilities and future minimum lease payments as of April 30, 2026 are disclosed in Note 11 - Operating leases.

Litigation

Certain shareholders of the Company filed a lawsuit in the Tokyo District Court against the Company and Mr. Satoshi Kobayashi, the Company’s Co-Chief Executive Officer, Interim Chief Financial Officer and Representative Director. The complaint, dated December 18, 2023 and served on January 12, 2024, alleged that Mr. Kobayashi intentionally delayed or misrepresented procedures necessary for certain shareholders to sell their shares following the Company’s initial public offering and that the Company was liable for damages under Article 350 of the Japanese Companies Act. The plaintiffs sought monetary damages of US$2,925,747, plus interest and costs. In connection with the proceedings, JPY31,486,253 (US$200,985) of the Company’s bank balances remained restricted as of April 30, 2026 pursuant to provisional attachment orders and is presented as restricted cash in the consolidated balance sheet. On July 17, 2026, subsequent to year end, the parties reached a judicial settlement under which the defendants agreed to pay JPY20,000,000 (USD127,665) to resolve all claims. The settlement amount was paid on July 27, 2026, and the plaintiffs agreed to withdraw the outstanding provisional attachment orders following payment.

Alexander Capital litigation

On April 21, 2026, Alexander Capital, L.P. filed an action against the Company in the United States District Court for the Southern District of New York alleging breach of contract and seeking approximately US$4.495 million in damages. The matter was pending as of April 30, 2026. No provision for this matter has been separately recorded in the consolidated financial statements. The ultimate outcome of the proceeding cannot presently be determined from the information available to the Company.

Other Matters

On April 22, 2026, James Warren filed an action against the Company’s subsidiary, Kephas Corporation, and Patrick Gruhn in the United States District Court for the District of Oregon alleging unpaid overtime wages and penalty wages under Oregon law, alleged unpaid overtime wages and liquidated damages under federal law, failure to pay final wages and penalty wages under Oregon law, and retaliation and whistleblower retaliation under Oregon law. The matter was pending as of April 30, 2026. No provision for this matter has been separately recorded in the consolidated financial statements. The ultimate outcome of the proceeding cannot presently be determined from the information available to the Company.

On February 18, 2025, Ronald R. Thomson filed an action against Ryan Braswell, Patrick Gruhn, and Kephas Corporation in the Circuit Court of the State of Oregon for the County of Deschutes. An amended complaint was filed on February 18, 2025. The action alleges claims against defendants Braswell and Gruhn of trespass, invasion of privacy and security, and nuisance and asserts that the plaintiff suffered emotional distress. The claim asserts that defendant Braswell was an employee of Kephas Corporation at the time of the alleged wrongful acts and seeks to hold Kephas Corporation liable for defendant Braswell’s actions. The matter was pending as of April 30, 2026. No provision for this matter has been separately recorded in the consolidated financial statements. The ultimate outcome of the proceeding cannot presently be determined from the information available to the Company.

On April 2, 2025, Rachel Ann Thompson filed an action against Patrick Gruhn, Daniel Bentley, and Kephas Corporation in the Circuit Court of the State of Oregon for the County of Deschutes alleging wrongful termination. The case was dismissed without prejudice to refile on March 23, 2026. As of April 30, 2026, the matter is still open, as Kephas Corporation is awaiting an award of its attorney fees. The ultimate outcome of the proceeding cannot presently be determined from the information available to the Company.

On May 2026, Rachel Ann Thompson refiled her claims against the defendants Patrick Gruhn, Daniel Bentley, and Kephas Corporation wherein the plaintiff seeks damages for her alleged wrongful termination. The plaintiff has not yet served her complaint on any of the defendants. The ultimate outcome of the proceeding cannot presently be determined from the information available to the Company.

On November 14, 2024, Modulus Global, Inc. filed a lawsuit in the U.S. District Court for the District of Arizona against Patrick Gruhn, Brandon Williams, Kephas Corporation, Stephen Stephens, WIB Technologies Inc., and DAAG USA LLC. On April 1, 2025, Modulus filed a First Amended Complaint asserting claims for federal trade-secret misappropriation under the Defend Trade Secrets Act, Arizona trade-secret misappropriation, civil conspiracy, and fraud. Modulus alleged, among other things, that certain defendants improperly disclosed, used, or facilitated the use of Modulus’s proprietary exchange software, source code, and other confidential information in violation of contractual and other obligations. Modulus did not specify a dollar amount of damages in the First Amended Complaint, instead stating that its damages were “in an amount to be proven at trial.” Modulus sought damages for its alleged actual loss and any resulting unjust enrichment, a reasonable royalty for the alleged unauthorized misappropriation, punitive and exemplary damages, an injunction prohibiting further distribution of its alleged trade secrets, attorneys’ fees and costs, post-judgment interest, and such other relief as the court deemed appropriate. On February 13, 2026, the Court dismissed the claims against Brandon Williams, Kephas Corporation, and WIB Technologies Inc. for lack of personal jurisdiction and dismissed the claims against DAAG USA LLC on the same basis, with leave to amend. The Court denied the motions to dismiss filed by Patrick Gruhn and Stephen Stephens. The action was subsequently dismissed without prejudice. The dismissal was not an adjudication on the merits of Modulus’s claims.